Other (Income)/Deductions-Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other (Income)/Deductions-Net
6.	Other (Income)/Deductions—Net

The components of Other (income)/deductions—net follow:

	Three Months Ended
(MILLIONS OF DOLLARS)	March 31, 2013	April 1, 2012
Royalty-related income	$(8)	$(6)
Identifiable intangible asset impairment charges	1	—
Foreign currency loss(a)	10	—
Other, net	2	—

Other (income)/deductions—net	$5	$(6)

(a)	Virtually all related to the Venezuela currency devaluation in February 2013.

6.	Other (Income)/Deductions—Net

The components of Other (income)/deductions—net follow:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Interest expense on allocated long-term debt(a)	$31	$36	$37
Royalty-related income	(32)	(26)	(30)
Net gains on sales of certain assets(b)	—	—	(104)
Identifiable intangible asset impairment charges(c)	5	69	—
Certain legal matters, net(d)	(19)	—	—
Other, net	—	5	4

Other (income)/deductions—net	$(15)	$84	$(93)

(a)

The interest expense on allocated long-term debt reflects an allocation of Pfizer’s weighted average effective interest rate on the Wyeth/FDAH-related acquisition debt, issued in March and June of 2009, of 5.3% in 2012, 5.1% in 2011 and 5.1% in 2010. See also Note 9D. Financial Instruments—Allocated Long-Term Debt.

(b)

Represents net gains on the sales of certain animal health assets divested in connection with Pfizer’s 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments—Divestitures.

(c)

In 2012, the asset impairment charges include (i) approximately $2 million of finite-lived companion animal developed technology rights; (ii) approximately $1 million of finite-lived trademarks related to genetic testing services; and (iii) approximately $2 million of finite-lived patents related to poultry technology. The asset impairment charges for 2012 reflect, among other things, loss of revenues as a result of negative market conditions and, with respect to the poultry technology, a re-assessment of economic viability. In 2011, the asset impairment charges include (i) approximately $30 million of finite-lived intangible assets related to parasiticides technology as a result of declining gross margins and increased competition; (ii) approximately $12 million of finite-lived intangible assets related to equine influenza and tetanus technology due to third-party supply issues; (iii) approximately $10 million of finite-lived intangible assets related to genetic testing services that did not find consumer acceptance; and (iv) approximately $17 million related to in-process research and development projects (acquired from Vetnex in 2010 and from FDAH in 2009), as a result of the termination of the development programs due to a re-assessment of economic viability.

(d)

In 2012, represents income from a favorable legal settlement related to an intellectual property matter ($14 million income) and a change in estimate for an environmental-related reserve ($7 million income), partially offset by litigation-related charges ($2 million).